Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share
Earnings per share

25. Earnings per share

As of December 31, 2016, 2017 and 2018, there are 909,568, 846,952 and 839,275 employee share options or non-vested ordinary shares, respectively, which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti‑dilutive.

Basic net earnings per share is based on the weighted average number of ordinary shares outstanding during each period. Diluted net earnings per share is based on the weighted average number of ordinary shares outstanding and incremental weighted average number of ordinary shares from assumed vesting of non-vested shares and exercise of share options, and conversion of the convertible senior notes during each period.

As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2016, 2017 and 2018 as follows:

	Year ended December 31,
	2016	2017	2018
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	2,036,817	1,949,655	2,128,787
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	115,958,088	117,554,229	132,266,157
Basic earnings per Class A and Class B ordinary shares	17.57	16.59	16.09

Diluted earnings per share for the years ended December 31, 2016, 2017 and 2018 are calculated as follows:

	Year ended December 31,
	2016	2017	2018
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	2,036,817	1,949,655	2,128,787
Interest expenses from convertible senior notes	84,147	54,673	57,293
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	2,120,964	2,004,328	2,186,080
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	115,958,088	117,554,229	132,266,157
Dilutive employee share options and non-vested ordinary shares	3,572,930	1,900,201	1,562,347
Dilutive convertible senior notes	6,286,165	6,261,403	6,255,106
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	125,817,183	125,715,833	140,083,610
Diluted earnings per Class A and Class B ordinary shares	16.86	15.94	15.61

The Group granted a number of non-vested ordinary shares to certain executive officers and employees during the years ended December 31, 2016, 2017 and 2018 (refer to Note 29 (b)), these non-vested shares are not included in the computation of basic earnings per share as these non-vested shares do not contain any unforfeitable rights to dividends or dividend equivalents.